Real Estate and Other Assets Acquired in Settlement of Loans (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of activity in valuation allowance for other real estate owned in settlement of loans
Balance, beginning of year	$ 6,137	$ 6,977	$ 6,158
Provision for other real estate owned	3,367	713	1,252
Charge-offs	(4,829)	(1,553)	(433)
Balance, end of year	$ 4,675	$ 6,137	$ 6,977